CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares
Allowance for doubtful accounts receivable (in dollars) | $	$ 790		$ 2,573
Ordinary shares, par value (in NIS per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares issued	56,558,952		55,777,786
Ordinary shares, shares outstanding	29,443,000		32,411,296
Treasury stock, shares	27,115,952		23,366,490